Aptus Defined Risk ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares		Security Description		Value
		EXCHANGE TRADED FUNDS - 94.1% (a)
		Investment Grade Corporate Bonds - 94.1%
4,404,837		Invesco BulletShares 2025 Corporate Bond ETF (b)		$89,462,240
4,704,275		Invesco BulletShares 2026 Corporate Bond ETF (b)		90,253,868
1,670,620		Invesco BulletShares 2027 Corporate Bond ETF (b)		32,397,498
1,405,117		Invesco BulletShares 2028 Corporate Bond ETF (b)		28,323,224
1,546,762		Invesco BulletShares 2029 Corporate Bond ETF (b)		28,371,637
1,375,359		Invesco BulletShares 2030 Corporate Bond ETF (b)		22,830,960
542,585		Invesco BulletShares 2031 Corporate Bond ETF (b)		8,909,246
5,299,616		iShares iBonds Dec 2027 Term Corporate ETF (b)		126,978,799
4,241,883		iShares iBonds Dec 2028 Term Corporate ETF (b)		106,386,426
2,469,030		iShares iBonds Dec 2029 Term Corporate ETF (b)		56,738,309
1,649,488		iShares iBonds Dec 2030 Term Corporate ETF (b)		35,727,910
1,197,800		iShares iBonds Dec 2031 Term Corporate ETF (b)		24,920,229
		TOTAL EXCHANGE TRADED FUNDS (Cost $657,862,046)		651,300,346

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 2.3%
		Call Options - 2.1%
20,000		Datadog, Inc., Expiration: 06/16/2023, Exercise Price: $110.00 (d)	$149,620,000	4,270,000
13,000		Energy Select Sector SPDR Fund, Expiration: 06/16/2023, Exercise Price: $100.00	116,909,000	2,957,500
5,000		Meta Platforms, Inc. - Class A, Expiration: 03/17/2023, Exercise Price: $160.00 (d)	74,485,000	3,425,000
3,000		UnitedHealth Group, Inc., Expiration: 04/21/2023, Exercise Price: $520.00	149,757,000	3,802,500
				14,455,000
		Put Options - 0.2%
1,000		S&P 500 Index, Expiration: 03/31/2023, Exercise Price: $2,500.00 (d)	407,660,000	122,500
1,000		S&P 500 Index, Expiration: 03/31/2023, Exercise Price: $3,500.00 (d)	407,660,000	1,345,000
				1,467,500
		TOTAL PURCHASED OPTIONS (Cost $25,276,536)		15,922,500
Shares
		SHORT-TERM INVESTMENTS - 2.2%
15,471,824		First American Treasury Obligations Fund - Class X, 4.24% (e)		15,471,824
		TOTAL SHORT-TERM INVESTMENTS (Cost $15,471,824)		15,471,824

		Total Investments (Cost $698,610,406) - 98.6%		682,694,670
		Other Assets in Excess of Liabilities - 1.4%		9,288,092
		NET ASSETS - 100.0%		$691,982,762

		Percentages are stated as a percent of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)	Affiliated Exchange Traded Fund during the period.
	(c)	Exchange traded.
	(d)	Securities are held in connection with written options, see Schedule of Written Options for more details.
	(e)	Rate shown is the annualized seven-day yield as of January 31, 2023.

Aptus Defined Risk ETF
Schedule of Written Options
January 31, 2023 (Unaudited)
Contracts	Security Description	Notional Amount	Value
	Written Options (a) - (0.6)%
	Call Options - (0.5)%
(20,000)	Datadog, Inc., Expiration: 06/16/2023, Exercise Price: $130.00	$(149,620,000)	$(1,390,000)
(5,000)	Meta Platforms, Inc. - Class A, Expiration: 03/17/2023, Exercise Price: $170.00	(74,485,000)	(1,987,500)
			(3,377,500)
	Put Options - (0.1)%
(2,000)	S&P 500 Index, Expiration: 03/31/2023, Exercise Price: $3,000.00	(815,320,000)	(710,000)
			(710,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $7,382,221)		$(4,087,500)

Percentages are stated as a percent of net assets.
(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$651,300,346	$-	$-	$651,300,346
Purchased Options	-	15,922,500	-	15,922,500
Short-Term Investments	15,471,824	-	-	15,471,824
Total Investments in Securities	$666,772,170	$15,922,500	$-	$682,694,670

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$4,087,500	$-	$4,087,500
Total Written Options	$-	$4,087,500	$-	$4,087,500

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Funds during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Aptus Defined Risk ETF
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2022	at Cost	from Sales	Gain (Loss)	(Depreciation)	1/31/2023
Invesco BulletShares 2025 Corporate Bond ETF*	$25,829,734	$149,541,265	$(82,928,599)	$(1,705,322)	$(1,274,838)	$89,462,240	**
Invesco BulletShares 2026 Corporate Bond ETF*	25,772,240	149,516,907	(81,638,974)	(2,093,018)	(1,303,287)	90,253,868
Invesco BulletShares 2027 Corporate Bond ETF	-	44,159,804	(11,158,141)	(205,261)	(398,904)	32,397,498	**
Invesco BulletShares 2028 Corporate Bond ETF*	6,378,762	28,974,935	(7,362,751)	(21,888)	354,166	28,323,224
Invesco BulletShares 2029 Corporate Bond ETF	-	34,386,133	(6,570,789)	(3,892)	560,185	28,371,637
Invesco BulletShares 2030 Corporate Bond ETF	-	30,011,111	(7,627,984)	(73,887)	521,720	22,830,960
Invesco BulletShares 2031 Corporate Bond ETF	-	10,505,331	(2,051,047)	36,896	418,066	8,909,246
iShares iBonds Dec 2024 Term Corporate ETF	179,860,435	268,717	(180,291,243)	(9,111,288)	9,273,379	-
iShares iBonds Dec 2025 Term Corporate ETF	190,017,857	283,454	(190,566,642)	(13,853,862)	14,119,193	-
iShares iBonds Dec 2026 Term Corporate ETF	182,671,728	272,707	(183,349,642)	(12,884,833)	13,290,040	-
iShares iBonds Dec 2027 Term Corporate ETF	147,698,876	44,244,000	(62,757,156)	(1,742,519)	(464,402)	126,978,799
iShares iBonds Dec 2028 Term Corporate ETF	-	201,964,919	(94,439,767)	(182,868)	(955,858)	106,386,426
iShares iBonds Dec 2029 Term Corporate ETF	-	75,483,935	(18,139,546)	(118,755)	(487,325)	56,738,309
iShares iBonds Dec 2030 Term Corporate ETF	-	47,524,777	(11,344,482)	(77,790)	(374,595)	35,727,910
iShares iBonds Dec 2031 Term Corporate ETF	-	29,349,642	(5,721,147)	92,646	1,199,088	24,920,229
	$758,229,632			$(41,945,641)	$34,476,628	$651,300,346

* Security became an affiliated Issuer during the current fiscal period.
** As of January 31, 2023, no longer considered to be an affiliate of the Fund.